INVENTORIES (Details) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2018	Jun. 30, 2017	Dec. 31, 2017
Inventory Disclosure [Abstract]
Raw materials	$ 10,268		$ 12,011
Work in progress	730		576
Finished products	35,042		41,577
Inventories, Net	46,040		$ 54,164
Inventory write-off	$ 1,106	$ 2,912